Condensed Consolidated Statements of Comprehensive Income / (Loss) (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Net sales	$ 11,151	$ 4,825
Cost of sales	(5,486)	(2,956)
Depreciation of production assets	(257)	(243)
Gross profit	5,408	1,626
Other operating income	1,432	1,662
Research & development expenses	(8,718)	(4,724)
Selling & marketing expenses	(7,181)	(6,025)
General & administrative expenses	(23,103)	(13,776)
Total operating expenses	(37,570)	(22,863)
Operating loss	(32,162)	(21,237)
Non-operating income	9,735	2,814
Interest and amortization of debt discount	(1)	(88)
Non-operating expenses	(5,266)	(1,517)
Loss before income tax expense	(27,694)	(20,028)
Income tax income / (expense)	302	(2)
Equity in earnings of unconsolidated affiliates	(397)
Net loss	(27,789)	(20,030)
Net loss attributable to noncontrolling interests	(77)
Net loss attributable to SEALSQ Corp	(27,712)	(20,030)
Other comprehensive income / (loss), net of tax:
Foreign currency translation adjustments	(614)	10
Unrealized gains on debt securities
Unrealized holding gains / (losses) arising during the period	(1)	23
Defined benefit pension plans:
Net gain arising during the period	138	75
Other comprehensive income / (loss)	(477)	108
Comprehensive loss	(28,266)	(19,922)
Other comprehensive loss attributable to noncontrolling interests	(93)
Other comprehensive income / (loss) attributable to SEALSQ Corp	(384)	108
Comprehensive loss attributable to noncontrolling interests	(170)
Comprehensive loss attributable to SEALSQ Corp	$ (28,096)	$ (19,922)
Ordinary shares
Earnings per Ordinary Share
Basic (in Dollars per share)	$ (0.13)	$ (0.17)
Diluted (in Dollars per share)	(0.13)	(0.17)
Ordinary shares SEALSQ Corp
Earnings per Ordinary Share
Basic (in Dollars per share)	(0.13)	(0.17)
Diluted (in Dollars per share)	(0.13)	(0.17)
Common Class F Shares
Earnings per Ordinary Share
Basic (in Dollars per share)	(0.64)	(0.86)
Diluted (in Dollars per share)	(0.64)	(0.86)
Common Class F Shares SEALSQ Corp
Earnings per Ordinary Share
Basic (in Dollars per share)	(0.64)	(0.86)
Diluted (in Dollars per share)	$ (0.64)	$ (0.86)